Significant contingent liabilities and unrecognized contract commitments	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Significant contingent liabilities and unrecognized contract commitments
36.
Significant contingent liabilities and unrecognized contract commitments
a)
A letter of guarantee was issued by the financial institutions to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. As of December 31, 2023 and 2024, the amounts guaranteed by the financial institutions were NT$71,900 thousand and NT$59,800 thousand, respectively.
b)
Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Property, plant and equipment, net	1,940,740	1,279,217